Risk management (Tables)	12 Months Ended
Dec. 31, 2024
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

(in USD$Million)	2024	2023
Cash and cash equivalents	650	554
Other financial assets	735	1,188
Trade receivables and payables, net	(495)	(973)
Loans and borrowings	(18,320)	(18,470)
Other assets and liabilities, net	117	268
Net liability position	(17,313)	(17,433)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2024:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
1%	13,188	776,544
5%	65,940	3,882,721

Schedule of non-derivative hedging instrument

(US$Million)	2024	2023
Hedging instrument at the beginning of the period	6,265	5,572
Reassignment of hedging instruments	1,200	970
Realization of exports	(1,207)	(970)
Designation of new coverage	1,085	693
Hedging instrument at the end of the period	7,343	6,265

Schedule of movement in the other comprehensive income

	2024	2023	2022
Opening balance	601,744	(2,473,999)	(945,250)
Exchange difference	(3,897,441)	5,194,529	(4,317,263)
Reclassification to profit or loss (Note 25)	238,943	479,779	1,143,287
Ineffectiveness	6,658	25,454	6,625
Deferred income tax (Note 10)	1,472,447	(2,624,019)	1,638,602
Closing balance	(1,577,649)	601,744	(2,473,999)

	2024	2023	2022
Opening balance	3,140,684	9,354,071	4,366,336
Exchange difference	6,305,555	(8,973,471)	7,526,124
Deferred income tax (Note 10)	(2,979,130)	2,760,084	(2,538,389)
Closing balance	6,467,109	3,140,684	9,354,071

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2025	(853,665)	328,723	(524,942)
2026	(841,876)	326,614	(515,262)
2027	(147,788)	57,336	(90,452)
2028	(146,929)	57,003	(89,926)
2029	(145,666)	56,513	(89,153)
2030	(144,694)	56,135	(88,559)
2031	(143,798)	55,788	(88,010)
2032	(140,312)	54,435	(85,877)
2033	(8,932)	3,464	(5,468)
	(2,573,660)	996,011	(1,577,649)

Schedule of Analysis of age of financial assets that are past due but not impaired

	2024	2023
Less than 3 months overdue	178,476	119,608
Between 3 and 6 months overdue	14,717	56,615
More than 6 months overdue	65,296	181,012
	258,489	357,235

Schedule of financial instruments by type of interest rate

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets *	Liabilities	Plan Assets
+100 basis points	(168,032)	(1,800,691)	476,735
–100 basis points	162,600	(2,216,778)	(489,096)

Schedule of how entity manages liquidity risk

The following is a summary of the maturity of financial liabilities as of December 31, 2024. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$4,409.15 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	10,439,654	57,688,188	57,688,188	48,280,088	174,096,118
Trade and other payables	19,302,124	14,811	—	—	19,316,935
	29,741,778	57,702,999	57,688,188	48,280,088	193,413,053

Schedule of leverage index over the periods reported

	2024	2023
Loans and borrowings (Note 20)	119,965,031	105,815,527
Cash and cash equivalents (Note 6)	(14,054,475)	(12,336,115)
Other financial assets (Note 9)	(5,240,450)	(2,232,775)
Net financial debt	100,670,106	91,246,637
Equity (Note 24)	105,913,439	100,252,480
Leverage (1)	48.73%	47.65%
(1)	Net financial debt / (Net financial debt + Equity)

Cash flow hedging
Risk management
Schedule of non-derivative hedging instrument

Company	Derivative instrument	2024	2023
Intervial Chile (1)	Cross currency swap	35,520	44,134
Oleoducto Central S.A.	Non-delivery forward	—	223,091